Schedule of cash and cash equivalents (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash at bank available on demand	£ 6,423	£ 10,057	£ 4,204	£ 7,546	£ 10,928	£ 2,343